Share-based Compensation - Summary of Share Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Compensation Related Costs [Abstract]
Number of shares, Beginning balance	1,492,185	1,592,443
Weighted average grant date fair value, Beginning balance	$ 0	$ 0
Number of shares, Granted	302,200	122,316
Number of shares, Exercised	(25,898)	(68,135)
Number of shares, Forfeited	(225,911)	(154,439)
Number of shares, Ending balance	1,542,576	1,492,185	1,592,443
Number of shares, Vested and expected to vest	1,199,712	1,083,293
Number of shares, Exercisable to vest	1,118,812	928,597
Weighted average grant date fair value, Beginning balance	$ 0
Weighted average exercise price, Beginning balance	5.23	$ 4.90
Weighted average exercise price, Granted	8.37	10.42
Weighted average grant date fair value, Granted	11.67	13.81
Weighted average exercise price, Exercised	2.37	2.51
Weighted average grant date fair value, Exercised	0	0
Weighted average exercise price, Forfeited	7.34	7.14
Weighted average grant date fair value, Forfeited	0	0
Weighted average exercise price, Ending balance	5.62	5.23	$ 4.90
Weighted average grant date fair value, Ending balance	0	0	$ 0
Weighted average exercise price, Vested and expected to vest	4.75	4.25
Weighted average grant date fair value, Vested and expected to vest	10.71	9.64
Weighted average exercise price, Exercisable to vest	4.72	3.68
Weighted average grant date fair value, Exercisable to vest	$ 11.35	$ 10.77
Weighted average remaining contractual life years	7 years 2 months 27 days	7 years 9 months 18 days	8 years 6 months 29 days
Weighted average remaining contractual life years, Vested and expected to vest	6 years 6 months 18 days	7 years 1 month 24 days
Weighted average remaining contractual life years, Exercisable to vest	6 years 10 months 13 days	7 years 5 months 9 days
Aggregate intrinsic value	$ 19,387	$ 18,631	$ 23,641
Aggregate intrinsic value, Vested and expected to vest	16,081	14,494
Aggregate intrinsic value, Exercisable to vest	$ 15,035	$ 12,615